COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Purchase obligations
Total	$ 293,300
Less than 1 Year	133,220
1 - 3 Years	160,080
3 - 5 Years	0
More than 5 Years	0
Contractual Obligations
Total	462,782
Less than 1 Year	260,749
1 - 3 Years	177,441
3 - 5 Years	17,297
More than 5 Years	7,295
Leases Executed Not Yet Commenced
Purchase obligations
Total	47,356
Less than 1 Year	5,403
1 - 3 Years	17,361
3 - 5 Years	17,297
More than 5 Years	7,295
Accrued SEC settlement
Other Commitments [Abstract]
Total	90,000
Less than 1 Year	90,000
1 - 3 Years	0
3 - 5 Years	0
More than 5 Years	0
FCPM License
Other Commitments [Abstract]
Total	32,126
Less than 1 Year	32,126
1 - 3 Years	0
3 - 5 Years	0
More than 5 Years	$ 0